Cover	Nov. 03, 2026
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity File Number	0-13358
Entity Registrant Name	CAPITAL CITY BANK GROUP, INC.
Entity Central Index Key	0000726601
Entity Tax Identification Number	59-2273542
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	217 North Monroe Street
Entity Address, City or Town	Tallahassee
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32301
City Area Code	850
Local Phone Number	402-7821
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par value $0.01
Trading Symbol	CCBG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false